Segment Information - Schedule of Long-Lived Assets Based on Geographical Location (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Long-lived assets	$ 1,453,995	$ 1,589,775
United States
Segment Reporting Information [Line Items]
Long-lived assets	928,535	993,615
Italy
Segment Reporting Information [Line Items]
Long-lived assets	289,517	332,378
United Kingdom
Segment Reporting Information [Line Items]
Long-lived assets	102,973	115,345
Rest of Europe
Segment Reporting Information [Line Items]
Long-lived assets	17,911	26,256
Other
Segment Reporting Information [Line Items]
Long-lived assets	$ 115,059	$ 122,181